Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	$ 2,889	$ 9,631	$ (2,938)
Property and equipment	(547)	(1,332)	(3,494)
Goodwill and intangible assets	(63,819)	(148,085)	(92,878)
Other long-term assets	(103)	(125)
Liabilities to banks and others	38	281	3,391
Long-term liabilities	421
Deferred tax liability, net	5,590	17,911	10,130
Liability to formerly shareholders	2,053
Deferred payments and contingent consideration	3,582	2,616	11,997
Non-controlling interests at acquisition date	827		28,960
Total	$ (49,069)	$ (119,103)	$ (44,832)